Summary of Material Accounting Policy Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Material Accounting Policy Information (Details) [Line Items]
Ordinary shares per share	$ 10.6
Estimated useful life	10 years
Service revenue	$ 64,675,038	$ 12,285,804	$ 15,910,023
Bottom of Range [Member]
Summary of Material Accounting Policy Information (Details) [Line Items]
Estimated useful life	1 year
Top of Range [Member]
Summary of Material Accounting Policy Information (Details) [Line Items]
Estimated useful life	5 years